SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF Global Real Estate Securities Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
John Hammond, Regional Head of Liquid Real Assets. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2006.
John W. Vojticek, Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2006.
David W. Zonavetch, CPA, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
Chris Robinson, Regional Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2012.
Robert Thomas, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2017.
Barry McConnell, Senior Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund effective June 30, 2021.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
John Hammond, Regional Head of Liquid Real Assets. Portfolio Manager of the fund through September 30, 2021. Began managing the fund in 2006.
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Joined DWS in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.
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Head of Real Estate Securities for Europe and Lead Portfolio Manager: London.
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Investment industry experience began in 1990.
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BSc, University of Reading, UK.
John W. Vojticek, Global Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2006.
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Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
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Head and Chief Investment Officer of Liquid Real Assets for DWS.
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BS in Business Administration, University of Southern California.
David W. Zonavetch, CPA, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2013.
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Joined DWS in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.
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Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
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Investment industry experience began in 1996.
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BS in Finance, University of Illinois at Urbana-Champaign.
Chris Robinson, Regional Head of Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2012.
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Joined DWS in 2003; previously served as a real estate equities research analyst at ING Investment Management.
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Head of Real Estate Securities, Asia Pacific and Lead Portfolio Manager: Sydney.
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Investment industry experience began in 1996.
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Bachelor of Business in Finance and Marketing, The Australian Catholic University; Graduate Diploma in Applied Finance, The Securities Institute of Australia.
Robert Thomas, Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 2017; previously served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.
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Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
June 3, 2021
PROSTKR21-32

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Investment industry experience began in 2002.
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BA in Economics, Duke University; MBA, Finance / Management and Strategy, Kellogg School of Management, Northwestern University.
Barry McConnell, Senior Portfolio Manager Liquid Real Assets. Portfolio Manager of the fund effective June 30, 2021.
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Joined DWS in 2007; previously was a Portfolio Manager for Lehman Brothers; and was an Investment Strategy Analyst at Land Securities.
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Senior Portfolio Manager Real Estate Securities: London. Effective October 1, 2021, Head of Real Estate Securities for Europe and Lead Portfolio Manager: London.
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Investment industry experience started in 1999.
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BEng in Civil Engineering from University of Bristol.
Please Retain This Supplement for Future Reference
June 3, 2021
PROSTKR21-32